COMMITMENTS (Tables)	12 Months Ended
Jun. 30, 2019
COMMITMENTS [Abstract]
Material Commitments for Consolidated Group
Management have identified the following material commitments for the consolidated group as at June 30, 2019 and June 30, 2018:

	Payable within 1 year	Payable later than 1 year within 5 years	Total
	US$000	US$000	US$000
2019
Operating lease commitments	258	336	594
2018
Operating lease commitments	161	340	501